Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - SayMedia, Inc [Member] - USD ($)	Series Alpha Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total [Member]
Balance at Dec. 31, 2015	$ 5,676	$ 16,917	$ 135,609,563	$ 59,178	$ (146,095,141)	$ (10,403,807)
Balance, shares at Dec. 31, 2015	56,760,766	169,171,491
Restricted stock forfeiture		$ (2,082)	(312,100)			(314,182)
Restricted stock forfeiture, shares		(20,818,914)
Exercise of stock options		$ 4	829			833
Exercise of stock options, shares		41,667
Stock-based compensation expense			237,678			237,678
Foreign currency translation adjustment				61,824		61,824
Net income (loss)					(7,016,139)	(7,016,139)
Balance at Dec. 31, 2016	$ 5,676	$ 14,839	135,535,970	121,002	(153,111,280)	(17,433,793)
Balance, shares at Dec. 31, 2016	56,760,766	148,424,244
Exercise of stock options		$ 3	347			350
Exercise of stock options, shares		17,500
Stock-based compensation expense			57,751			57,751
Foreign currency translation adjustment				(856)		(856)
Net income (loss)					21,495,380	21,495,380
Balance at Sep. 30, 2017	$ 5,676	$ 14,842	135,594,068	120,146	(131,615,900)	4,118,832
Balance, shares at Sep. 30, 2017	56,760,766	148,411,744
Balance at Dec. 31, 2016	$ 5,676	$ 14,839	135,535,970	121,002	(153,111,280)	(17,433,793)
Balance, shares at Dec. 31, 2016	56,760,766	148,424,244
Exercise of stock options		$ 3	597			600
Exercise of stock options, shares		30,000
Stock-based compensation expense			74,707			74,707
Foreign currency translation adjustment				(45,728)		(45,728)
Net income (loss)					20,829,482	20,829,482
Balance at Dec. 31, 2017	$ 5,676	$ 14,842	135,611,274	75,274	(132,281,798)	3,425,268
Balance, shares at Dec. 31, 2017	56,760,766	148,424,244
Exercise of stock options		$ 1	187			188
Exercise of stock options, shares		9,375
Stock-based compensation expense			62,049			62,049
Foreign currency translation adjustment				(13,480)		(13,480)
Net income (loss)					(4,057,479)	(4,057,479)
Balance at Sep. 30, 2018	$ 5,676	$ 14,843	$ 135,673,510	$ 61,794	$ (136,339,277)	$ (583,454)
Balance, shares at Sep. 30, 2018	56,760,766	148,433,619